Financial instruments (Details 2) - Recurring fair value measurement [member] - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (208)	$ (193)
Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(154)	(14)
Current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value			$ (88)
Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(54)	(91)
Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(546)	(389)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(54)	(91)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(54)	(91)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(154)	(102)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(154)	(14)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value			$ (88)
Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (546)	$ (389)